Other income (Tables)	6 Months Ended
Jun. 30, 2023
Other income.
Schedule of other income

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Insurance claims	133	466	278	1,616
Other income	28	2,501	58	2,521
	161	2,967	336	4,137